Leases - Schedule of Changes in Right of Use Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	₱ 28,863
Additions (Note 28)	15,759	₱ 34,274
Balances at end of the year	32,717	28,863
Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	41,844	34,392
Additions (Note 28)	15,759	34,274
Business combination		90
Asset retirement obligation	67	(1,507)
Currency translation		1
Disposals		(5)
Terminations	(4,394)	(12,937)
Modifications	(1,425)	(12,464)
Reclassification to ROU assets classified as held-for-sale	(2,508)
Balances at end of the year	49,343	41,844
Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(12,981)	(14,311)
Business combination		(33)
Asset retirement obligation	33	1,648
Currency translation		(1)
Disposals		5
Terminations	1,784	5,437
Depreciation from continuing operations	(6,898)	(5,661)
Depreciation from discontinued operations	(19)	(55)
Modifications	690	(10)
Reclassification to ROU assets classified as held-for-sale	765
Balances at end of the year	(16,626)	(12,981)
Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	36,256
Balances at end of the year	43,234	36,256
Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	42,311	23,093
Additions (Note 28)	14,942	32,735
Business combination		90
Asset retirement obligation	16	(1,412)
Terminations	(2,117)	(12,188)
Modifications	(35)	(7)
Reclassification to ROU assets classified as held-for-sale	(2,508)
Balances at end of the year	52,686	42,311
Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(6,055)	(8,666)
Business combination		(33)
Asset retirement obligation	93	1,545
Terminations	1,292	4,923
Depreciation from continuing operations	5,493	(3,803)
Depreciation from discontinued operations		(21)
Modifications	23
Reclassification to ROU assets classified as held-for-sale	765
Balances at end of the year	(9,452)	(6,055)
International Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,563
Balances at end of the year	1,007	1,563
International Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	4,259	4,257
Additions (Note 28)	341	402
Terminations	(249)	(294)
Modifications	(46)	(106)
Balances at end of the year	4,305	4,259
International Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(2,696)	(2,014)
Terminations	220	150
Depreciation from continuing operations	(822)	(832)
Modifications	0
Balances at end of the year	(3,298)	(2,696)
Poles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,675
Balances at end of the year	208	1,675
Poles | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	4,179	3,631
Additions (Note 28)	66	116
Terminations	(30)
Modifications	(851)	432
Balances at end of the year	3,364	4,179
Poles | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(2,504)	(1,629)
Terminations	10
Depreciation from continuing operations	(940)	(875)
Modifications	278
Balances at end of the year	(3,156)	(2,504)
Domestic Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,066
Balances at end of the year	369	1,066
Domestic Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	2,436	1,732
Additions (Note 28)	99	851
Terminations	(208)	(139)
Modifications	(326)	(8)
Balances at end of the year	2,001	2,436
Domestic Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1,370)	(966)
Terminations	208	71
Depreciation from continuing operations	(617)	(475)
Modifications	147
Balances at end of the year	(1,632)	(1,370)
Office buildings [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	433
Balances at end of the year	257	433
Office buildings [Member] | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,420	1,669
Additions (Note 28)	255	165
Asset retirement obligation	(26)	(95)
Currency translation		1
Disposals		(5)
Terminations	(341)	(316)
Modifications	(149)	1
Balances at end of the year	1,159	1,420
Office buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(987)	(1,030)
Asset retirement obligation	17	103
Currency translation		(1)
Disposals		5
Terminations	183	293
Depreciation from continuing operations	(332)	(313)
Depreciation from discontinued operations	(19)	(34)
Modifications	236	(10)
Balances at end of the year	(902)	(987)
Co Located Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	6
Balances at end of the year	14	6
Co Located Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	15	10
Additions (Note 28)	56	5
Modifications	(18)
Balances at end of the year	53	15
Co Located Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(9)	(6)
Depreciation from continuing operations	(36)	(3)
Modifications	6
Balances at end of the year	(39)	(9)
Sale and Leaseback Adjustment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(12,136)
Balances at end of the year	(12,372)	(12,136)
Sale and Leaseback Adjustment | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(12,776)
Terminations	(1,449)
Modifications		(12,776)
Balances at end of the year	(14,225)	(12,776)
Sale and Leaseback Adjustment | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	640
Terminations	(129)
Depreciation from continuing operations	(1,342)	640
Balances at end of the year	₱ 1,853	₱ 640